8. Stockholders' Equity (March 2019 Note) (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended
	Mar. 05, 2019	Mar. 31, 2019	Mar. 31, 2018
Proceeds from sale of equity		$ 2,699,050	$ 0
Deemed dividend related to Series B Preferred Stock down round provision		$ 3,879,447
Warrants [Member]
Warrants outstanding		262,690
Warrants weighted average exercise price		$ 51.97
Warrants exercised		0
Securities Purchase Agreement [Member]
Proceeds from sale of equity	$ 2,700,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Stock issued new, shares	86,667
Share sale price	$ 2.00
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Warrants issued	42,417
Warrant beginning exercisable date	Mar. 07, 2019
Share sale price	$ 23.988
Warrants weighted average exercise price	$ 0.012
Private Placement [Member] | A Warrant [Member]
Warrant beginning exercisable date	Sep. 08, 2019
Warrant term	7 years
Grant date fair value per share of warrants	$ 22.80
Warrants granted fair value	$ 2,900,000
Warrants weighted average exercise price	$ 27.00